UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address: 100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: December 31, 2006
Date of reporting period: September 30, 2006

Item 1 – Schedule of Investments
Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Emerging Markets Trust

	Shares/Par	Value

Common Stocks and Equity Interests — 96.8%
Argentina — 1.1%
Tenaris S.A. - ADR	50	$1,769
Ternium S.A. - ADR	75	1,732	A

		3,501

Brazil — 14.2%
Banco Bradesco S.A. - ADR	14	477
Banco Bradesco S.A. - preferred shares	89	2,942
Banco Itau Holding Financeira S.A. - ADR	53	1,596
Banco Itau Holding Financeira S.A. - preferred shares	66	1,970
Bradespar S.A. - preferred shares	28	932
Companhia Vale do Rio Doce (CVRD) - preferred shares	128	2,366
Companhia Vale do Rio Doce - preferred shares - ADR	273	5,053
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	66	1,123
Datasul	176	1,280	A
Diagnosticos da America	44	834	A
Gerdau S.A. - ADR	40	535
Gerdau S.A. - preferred shares	119	1,600
Itausa - Investimentos Itau S.A. - preferred shares	471	1,937
Localiza Rent a Car S.A.	98	2,041
Natura Cosmeticos S.A.	17	205
Petroleo Brasileiro S.A. - Petrobras - ADR	148	11,099
Tim Participacoes S.A. - ADR	91	2,526
Tractebel Energia S.A.	98	793
Unibanco - Uniao de Bancos Brasileiros S.A. - GDR	44	3,286
Universo Online S.A. - preferred shares	133	790	A
Usinas Siderurgicas de Minas Gerais S.A. (Usiminas) - preferred shares	19	580

		43,965

China — 11.6%
Angang New Steel Company Limited	2,118	1,683
China International Marine Containers (Group) Co., Ltd.	504	635
China Life Insurance Co., Limited	2,019	3,950
China Mengniu Dairy Company Limited	786	1,320
China Merchants Bank Co., Ltd.	851	1,199	A
China Mobile (Hong Kong) Limited	755	5,346
China Overseas Land & Investment Limited	3,066	2,365
China Overseas Land & Investment Limited - warrant	498	107	A
China Petroleum and Chemical Corporation (Sinopec)	4,828	2,987
China Resources Land Limited	1,430	964
Dalian Port (PDA) Company Ltd.	1,400	618	A
Far East Pharmaceutical Technology Company Limited	4,304	0	A,B
FU JI Food & Catering Services	548	914
Harbin Power Equipment Company Limited	2,394	1,948
Hengan International Group Company Limited	754	1,620
Jiangxi Copper Company Ltd.	825	786
Li Ning Company Limited	1,164	1,329
Nine Dragons Paper Holdings Limited	1,387	1,574	A

	Shares/Par	Value

PetroChina Company Limited	2,678	2,877
Prime Sucess International Group Limited	1,178	825
Shanghai Prime Machinery Company - Class H	1,970	637	A
Shanghai Zhenhua Port Machinery Co. Ltd. - preferred shares	2,591	2,303

		35,987

Egypt — 1.1%
Orascom Construction Industries (OCI)	60	2,615
Orascom Construction Industries (OCI) - GDR	0.5	41
Vodafone Egypt Telecommunications Co. SAE	54	896

		3,552

Hong Kong — 0.6%
China Insurance International Holdings Company Limited	1,192	927	A
Hopson Development Holdings Limited	368	743
Huadian Power International Corporation Limited	612	174
Shanghai Real Estates Limited	674	150

		1,994

Hungary — 0.9%
Gedeon Richter Rt.	11	2,188
MOL Hungarian Oil and Gas Nyrt.	8	738

		2,926

India — 5.3%
Bajaj Auto Limited	28	1,854
Crompton Greaves Limited	783	4,221
Grasim Industries Limited	24	1,346
Indian Hotels Company Limited	43	1,298
Infosys Technologies Limited	14	570
Jaiprakash Associates Ltd.	61	639
Larsen & Toubro Ltd.	65	1,795
Mahindra & Mahindra Limited	121	1,809
Maruti Udyog Limited	66	1,393
Suzlon Energy Ltd.	41	1,106
Tata Motors Limited	26	484

		16,515

Indonesia — 2.7%
PT Bank Rakyat Indonesia	1,889	1,005
PT Indocement Tunggal Prakarsa Tbk	991	530
PT Perusahaan Gas Negara	1,170	1,532
PT Telekomunikasi Indonesia	4,055	3,722
PT United Tractors Tbk	2,346	1,542

		8,331

Israel — 2.0%
Bank Hapoalim Ltd.	414	1,956
Bank Leumi Le - Israel	228	894
Teva Pharmaceutical Industries Ltd. - ADR	104	3,528

		6,378

Malaysia — 1.2%
Genting Berhad	222	1,449
IOI Corporation Berhad	300	1,318
Resorts World Berhad	308	926

		3,693

Mexico — 6.0%
Alsea, S.A. de C.V.	293	1,205
America Movil S.A. de C.V.	2,207	4,358
America Movil S.A. de C.V. - ADR	38	1,512
America Telecom, S.A. de C.V.	303	2,056	A

	Shares/Par	Value

Cemex S.A. de C.V. - ADR	180	5,419
Consorcio ARA, S.A. de C.V.	274	1,345
Controladora Comercial Mexicana S.A. de C.V.	333	669
Fomento Economico Mexicana, S.A. de C.V. - ADR	12	1,134
Grupo Mexico S.A. de C.V.	284	891

		18,589

Oman — 0.4%
Bank Muscat SAOG - GDR	113	1,308	A,C

Pakistan — 0.2%
Fauji Fertilizer Company Limited	294	568

Peru — 0.1%
Southern Copper Corporation	4	324

Philippines — 1.3%
Ayala Land, Inc.	2,000	568
Bank of the Philippine Islands	600	700
Philippine Long Distance Telephone Company	58	2,633

		3,901

Russia — 8.7%
AFK Sistema - GDR	118	3,075	C
Gazprom	449	4,806	A
Gazprom - ADR	269	11,635
Lukoil - ADR	51	3,909
NovaTek OAO - GDR	50	2,478	C
Vsmpo-Avisma Corporation (VSMPO)	5	1,210

		27,113

South Africa — 8.3%
Aveng Limited	721	2,550
Barloworld Limited	71	1,187
Ellerine Holdings Limited	102	859
Illovo Sugar Limited	145	296
Impala Platinum Holdings Limited	25	4,131
Investec Limited	267	2,495
Kumba Resources Limited	103	1,745
Lewis Group Limited	133	811
Mr. Price Group Limited	308	752
Murray & Roberts Holdings Limited	583	2,401
Network Healthcare Holdings Limited	1,358	2,166
Reunert Limited	255	2,235
Sasol Limited	123	4,039

		25,667

South Korea — 16.4%
Cheil Industries Inc.	25	1,080
GS Engineering & Construction Corp.	28	1,946
Hana Financial Group Inc.	56	2,561
Hyundai Heavy Industries Co., Ltd.	14	1,938
Hyundai Mipo Dockyard Co., Ltd.	9	1,122
Kookmin Bank - ADR	68	5,290
Korea Zinc Co., Ltd.	8	763
KT&G Corporation	37	2,234
NHN Corp.	17	1,817
Pohang Iron & Steel Company Ltd. (POSCO)	12	3,107
POSCO - ADR	15	974

	Shares/Par		Value

Samsung Corporation	50		1,585
Samsung Electronics Co., Ltd.	19		13,062
Samsung Electronics Co., Ltd. - preferred shares	3		1,628	A
Samsung Engineering Co., Ltd.	33		1,581
Samsung Fire & Marine Insurance Co., Ltd.	12		1,768
Samsung Heavy Industries Co., Ltd.	45		1,110
Samsung Securities Co., Ltd.	38		2,155
Shinhan Financial Group Co., Ltd.	33		1,487
Shinsegae Co., Ltd.	5		2,434
Woori Finance Holdings Co., Ltd.	60		1,265

			50,907

Taiwan — 12.1%
Advanced Semiconductor Engineering Inc.	1,869		1,736	A
Asustek Computer Inc.	869		2,039
AU Optronics Corp.	1,248		1,766
Catcher Technology Co., Ltd.	165		1,419
Chang Hwa Commerical Bank	3,084		1,858	A
China Trust Financial Holding Company Ltd.	2,356		1,758
Chunghwa Telecom Co., Ltd. - ADR	46		789
Chungwha Telecom Co., Ltd.	157		260
Compal Electronics Inc.	2,030		1,796
High Tech Computer Corp.	75		1,995
Hon Hai Precision Industry Co., Ltd	889		5,413
NovaTek Microelectronics Corp., Ltd.	433		2,046
O-Ta Precision Industry Co., Ltd.	33		68
Siliconware Precision Industries Company - ADR	353		2,098
SinoPac Financial Holdings Co., Ltd.	3,333		1,591
SPI Electronic Co., Ltd.	699		864
Taishin Financial Holdings Co., Ltd.	6,199		3,136
Taiwan Semiconductor Manufacturing Company Ltd.	2,282		4,115
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	—	D	0.3
Wistron Corporation	2,451		2,779

			37,526

Thailand — 0.9%
Krung Thai Bank Public Company Limited	2,500		759
PTT Exploration and Production Public Company Limited	300		846
PTT Public Company Limited	100		575
Thai Oil Public Company Limited	450		719

			2,899

Turkey — 1.7%
Aksigorta A.S.	220		821
Asya Katilim Bankasi A.S.	254		691	A
Denizbank A.S.	—	D	—	A,D
Tupras-Turkiye Petrol Rafinerileri A.S.	69		1,061
Turk Sise ve Cam Fabrikalari A.S.	365		1,176	A
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	130		661
Turkiye Garanti Bankasi A.S.	261		772

			5,182

Total Common Stocks and Equity Interests (Identified Cost — $253,501)			300,826

	Shares/Par	Value

Repurchase Agreements — 2.1%
Bank of America
5.32%, dated 9/29/06, to be repurchased at $3,232 on 10/2/06 (Collateral: $3,095 Federal Home Loan Bank Bonds, 5.5%, due 7/15/36, value $3,294)	$3,230	3,230

Goldman Sachs Group, Inc.
5.29%, dated 9/29/06, to be repurchased at $3,232 on 10/2/06 (Collateral: $3,326 Fannie Mae mortgage-backed securities, 5.5%, due 4/1/36, value $3,309)	3,230	3,230

		6,460

Total Repurchase Agreements (Identified Cost — $6,460)		6,460

Total Investments — 98.9% (Identified Cost — $259,961)		307,286

Other Assets Less Liabilities — 1.1%		3,280

Net Assets — 100.0%		$310,566

A	Non-income producing.

B	Illiquid security valued at fair value under policies approved by the Board of Directors.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.2% of net assets.

D	Amounts less than $1.

ADR —	American Depository Receipt

GDR —	Global Depository Receipt

At September 30, 2006, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)
10/05/06	USD	123	ZAR	949	$1

USD — United States Dollar
ZAR — South African Rand

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Global Income Trust

		Maturity
	Rate	Date	ParA	Value

Long-Term Securities — 99.0%

British Sterling — 8.6%
Corporate Bonds and Notes — 3.3%
Auto Parts and Equipment — 0.2%
GKN Holdings plc	6.750%	10/28/19	37	$72

Banks — 0.3%
Royal Bank of Scotland plc	6.200%	3/29/49	50	101	B

Diversified Financial Services — 1.5%
Annington Finance No. 4	8.070%	1/10/23	80	192
Company Operative Bank plc	5.875%	4/2/19	50	95	B
Irish Nationwide Building Society	5.875%	12/15/08	50	94
Mellon Funding Corporation	6.375%	11/8/11	96	189

				570

Insurance — 0.5%
Bupa Finance plc	6.125%	9/16/20	45	84	B
Royal & Sun Alliance Insurance Group plc	8.500%	7/29/49	53	114	B

				198

Investment Banking/Brokerage — 0.1%
The Bear Stearns Companies Inc.	5.125%	1/20/10	20	37

Special Purpose — 0.2%
Dignity Finance plc	8.151%	12/31/31	40	100

Telecommunications — 0.1%
France Telecom S.A.	8.000%	12/20/17	14	31

Telecommunications (Cellular/Wireless) — 0.4%
Telefonica Emisiones S.A.U.	5.375%	2/2/18	95	169

Total Corporate Bonds and Notes				1,278

Government Obligations — 5.3%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	50	129
United Kingdom Treasury Stock	4.750%	6/7/10	960	1,796
United Kingdom Treasury Stock	5.000%	3/7/12	35	67
United Kingdom Treasury Stock	5.000%	9/7/14	12	23

Total Government Obligations				2,015

Total British Sterling				3,293

Canadian Dollar — 1.0%
Government Obligations — 1.0%
Canadian Real Return Bond	4.000%	12/1/31	300	396	C

Danish Krone — 2.2%
Corporate Bonds and Notes — 2.2%
Banking and Finance — 2.2%
Nordea Kredit Realkreditaktieselskab	4.000%	10/1/38	3,350	529
Realkredit Danmark A.S.	4.000%	10/1/38	1,892	298

Total Danish Krone				827

Euro — 18.7%
Corporate Bonds and Notes — 11.2%
Banking and Finance — 1.2%
Banco Bradesco S.A.	8.000%	4/15/14	50	73
BAWAG P.S.K.	4.350%	5/28/13	29	37
General Motors Acceptance Corporation	4.750%	9/14/09	105	131
Unicredito Italiano Capital Trust	4.028%	10/27/49	190	226	B

				467

Banks — 1.4%
Caisse Nationale des Caisses d’Epargne et de Prevoyance	4.625%	7/29/49	48	60	B
Fortis Bank SA/NV	4.625%	10/29/49	100	126	B
HSBC Capital Funding	5.130%	12/29/49	80	105	B
Lloyds Bank plc	4.385%	5/29/49	201	247	B

				538

Chemicals — 0.2%
Degussa AG	5.125%	12/10/13	66	83

Distribution — 0.2%
Central European Distribution Corporation	8.000%	7/25/12	50	68	D

Diversified Financials — 0.4%
ING Groep N.V.	4.176%	6/8/49	108	132	B

Diversified Financial Services — 0.9%
Banca Monte dei Paschi di Siena S.p.A.	4.875%	5/31/16	100	128
HBOS plc	5.125%	10/29/49	100	131	B
Legal & General Group plc	4.000%	6/8/25	57	71	B

				330

Insurance — 1.5%
Aviva plc	5.700%	9/29/49	100	134	B
Axa	5.777%	7/29/49	50	66	B
Swiss Reinsurance	5.252%	5/29/49	300	385	B

				585

Investment Management — 0.6%
AIB UK 1 LP	4.781%	12/29/49	183	222	B

Manufacturing (Diversified) — 1.6%
Samsonite Corporation	7.631%	6/1/10	13	17	E
Siemens Financieringsmaatschappij N.V.	5.250%	9/14/66	210	269	B
Tyco International Group S.A.	6.125%	4/4/07	260	333

				619

		Maturity
	Rate	Date	ParA	Value

Media — 0.2%
Central European Media Enterprises Ltd.	8.566%	5/15/12	50	66	D,E

Medical Products — 0.1%
Fresenius Finance B.V.	5.000%	1/31/13	13	17	D
Fresenius Finance B.V.	5.500%	1/31/16	8	10	D

				27

Pharmaceuticals — 0.3%
Glaxosmithkline Capital plc	4.000%	6/16/25	102	124

Special Purpose — 2.2%
Dexia Credit Local	4.300%	11/29/49	100	123	B
Eco-Bat Finance Ltd.	10.125%	1/31/13	20	28	D
Fortis Hybrid Financing	5.125%	6/29/49	157	203	B
RZB Finance Jersey IV	5.169%	5/29/49	200	252	B
UBS Preferred Funding	4.280%	4/29/49	177	221	B

				827

Telecommunications — 0.4%
Koninklijke (Royal) KPN N.V.	4.500%	3/18/13	50	64
Koninklijke (Royal) KPN N.V.	4.000%	6/22/15	87	103

				167

Total Corporate Bonds and Notes				4,255

Government Obligations — 7.5%
Federal Republic of Germany	5.250%	1/4/11	360	486
Federal Republic of Germany	4.750%	7/4/34	830	1,201
Federal Republic of Germany	4.000%	1/4/37	440	572
Republic of France	4.750%	4/25/35	420	606

Total Government Obligations				2,865

Total Euro				7,120

Japanese Yen — 4.7%
Government Obligations — 4.7%
Government of Japan	1.000%	6/20/13	103,000	854
Government of Japan	0.800%	9/10/15	31,000	258
Government of Japan	0.800%	12/10/15	17,000	141
Government of Japan	1.270%	3/20/21	19,000	162	E
Government of Japan	2.300%	6/20/26	43,000	372

Total Japanese Yen				1,787

Norwegian Krone — 0.8%
Government Obligations — 0.8%
Kingdom of Norway	6.500%	5/15/13	160	28
Kingdom of Norway	5.000%	5/15/15	1,760	288

Total Norwegian Krone				316

Polish Zloty — 2.4%
Government Obligations — 2.4%
Government of Poland	6.000%	5/24/09	1,175	383
Government of Poland	5.000%	10/24/13	1,350	420
Government of Poland	6.250%	10/24/15	364	122

Total Polish Zloty				925

United States Dollar — 60.6%
Corporate Bonds and Notes — 26.2%
Aerospace/Defense — 0.4%
DRS Technologies, Inc.	6.625%	2/1/16	5	5
Northrop Grumman Corporation	4.079%	11/16/06	35	35
Systems 2001 Asset Trust	6.664%	9/15/13	123	129	D,F

				169

Apparel — N.M.
Oxford Industries, Inc.	8.875%	6/1/11	10	10

Auto Parts and Equipment — N.M.
Visteon Corporation	8.250%	8/1/10	15	15

Banking and Finance — 4.4%
Anadarko Finance Company	7.500%	5/1/31	100	114	F
Boeing Capital Corporation	5.750%	2/15/07	280	281
DI Finance LLC	9.500%	2/15/13	9	9
Ford Motor Credit Company	7.375%	10/28/09	420	408
Ford Motor Credit Company	7.375%	2/1/11	50	48
General Motors Acceptance Corporation	5.625%	5/15/09	410	400
Glitnir Banki hf	6.693%	6/15/16	130	133	B,D,F
HSBC Finance Corporation	8.000%	7/15/10	50	55
HSBC Finance Corporation	7.000%	5/15/12	80	86
Woori Bank	6.125%	5/3/16	125	127	B,F

				1,661

Banks — 0.7%
Bank of America Corporation	7.400%	1/15/11	80	87
Bank One Corporation	5.900%	11/15/11	180	184

				271

Cable — 1.6%
Comcast Cable Communications, Inc.	6.75%	1/30/11	155	163
Comcast Corporation	6.50%	1/15/15	95	99
Comcast Corporation	6.50%	1/15/17	60	63
Cox Communications, Inc.	7.13%	10/1/12	195	208
CSC Holdings Inc.	7.63%	4/1/11	1	1
CSC Holdings Inc.	7.88%	2/15/18	20	21
DIRECTV Holdings LLC	8.38%	3/15/13	15	15
EchoStar DBS Corporation	7.13%	2/1/16	30	29	D
Rogers Cable Inc.	6.75%	3/15/15	10	10	F

				609

Casino Resorts — 0.6%
Boyd Gaming Corporation	6.750%	4/15/14	10	10
Boyd Gaming Corporation	7.125%	2/1/16	130	125
Caesars Entertainment, Inc.	8.125%	5/15/11	7	8

		Maturity
	Rate	Date	ParA	Value

Caesars Entertainment, Inc.	7.000%	4/15/13	8	8
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	10	10
MGM MIRAGE	8.500%	9/15/10	20	21
MGM MIRAGE	6.750%	9/1/12	20	20
MGM MIRAGE	6.625%	7/15/15	10	10
Premier Entertainment Biloxi LLC	10.750%	2/1/12	10	10
Station Casinos, Inc.	6.000%	4/1/12	10	10
Station Casinos, Inc.	6.875%	3/1/16	10	9

				241

Chemicals — 0.2%
IMC Global Inc.	11.250%	6/1/11	20	21
Lyondell Chemical Company	8.000%	9/15/14	5	5
Lyondell Chemical Company	8.250%	9/15/16	5	5
MacDermid, Incorporated	9.125%	7/15/11	24	25
Westlake Chemical Corporation	6.625%	1/15/16	8	8

				64

Coal — N.M.
Peabody Energy Corporation	6.875%	3/15/13	18	18

Computer Services and Systems — 0.3%
Compagnie Generale de Geophysique S.A. (CGG)	7.500%	5/15/15	5	5	F
Electronic Data Systems Corporation	7.125%	10/15/09	110	115
SunGard Data Systems Inc.	9.125%	8/15/13	10	10

				130

Diversified Financial Services — 0.6%
Citigroup Inc.	4.125%	2/22/10	240	233

Electric — 1.8%
Duke Energy Corporation	3.750%	3/5/08	200	196
Exelon Corporation	5.625%	6/15/35	60	57
FirstEnergy Corp.	6.450%	11/15/11	190	198
FirstEnergy Corp.	7.375%	11/15/31	70	81
The AES Corporation	9.500%	6/1/09	17	18
The AES Corporation	8.875%	2/15/11	7	7
The AES Corporation	8.750%	5/15/13	65	70	D
The AES Corporation	7.750%	3/1/14	6	6
The Cleveland Electric Illuminating Company	5.650%	12/15/13	40	40

				673

Energy — 1.2%
NRG Energy, Inc.	7.250%	2/1/14	20	20
Pacific Gas and Electric Company	3.600%	3/1/09	330	318
TXU Corp.	6.550%	11/15/34	140	132

				470

Environmental Services — 0.8%
Waste Management, Inc.	6.875%	5/15/09	275	286

Food, Beverage and Tobacco — 1.1%
Altria Group, Inc.	5.625%	11/4/08	120	121
Altria Group, Inc.	7.000%	11/4/13	160	174
Kraft Foods Inc.	5.250%	6/1/07	50	50
Sara Lee Corporation	6.250%	9/15/11	40	41
Sara Lee Corporation	3.875%	6/15/13	20	18

				404

Funeral Parlors and Cemeteries — N.M.
Service Corporation International	8.000%	6/15/17	10	10	D

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	4/1/12	8	8

Gas and Pipeline Utilities — 1.4%
Dynegy Holdings Inc.	8.750%	2/15/12	25	26
Southern Natural Gas Company	8.875%	3/15/10	105	110
Southern Natural Gas Company	8.000%	3/1/32	49	54
The Williams Companies, Inc.	7.125%	9/1/11	270	277
The Williams Companies, Inc.	8.750%	3/15/32	50	55

				522

Health Care — 0.1%
Tenet Healthcare Corporation	6.500%	6/1/12	20	17
Tenet Healthcare Corporation	9.875%	7/1/14	10	10

				27

Insurance — 0.1%
Xl Capital Ltd.	5.250%	9/15/14	20	20	F

Investment Banking/Brokerage — 0.8%
J.P. Morgan Chase & Co.	5.750%	1/2/13	170	174
Lehman Brothers Holdings Inc.	4.000%	1/22/08	30	29
Lehman Brothers Holdings Inc.	7.000%	2/1/08	100	102

				305

Lodging/Hotels — 0.1%
Hilton Hotels Corporation	7.625%	5/15/08	4	4
Host Marriott LP	6.750%	6/1/16	10	10
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	5	5

				19

Machinery — N.M.
Terex Corporation	7.375%	1/15/14	10	10

Manufacturing (Diversified) — 0.5%
Tyco International Group S.A.	6.125%	11/1/08	100	102	F
Tyco International Group S.A.	6.375%	10/15/11	85	89	F

				191

Media — 1.4%
Lamar Media Corporation	7.250%	1/1/13	19	19
SBC Communications Inc.	5.100%	9/15/14	30	29
Time Warner Inc.	6.150%	5/1/07	385	387
Time Warner Inc.	6.875%	5/1/12	5	5
Time Warner Inc.	7.625%	4/15/31	100	110

				550

Medical Care Facilities — 0.8%
DaVita, Inc.	7.250%	3/15/15	25	25
HCA, Inc.	7.250%	5/20/08	20	20
HCA, Inc.	5.250%	11/6/08	55	54
HCA, Inc.	6.250%	2/15/13	190	159
HCA, Inc.	7.500%	11/6/33	50	39
Health Care REIT, Inc.	8.000%	9/12/12	11	12

				309

		Maturity
	Rate	Date	ParA	Value

Medical Products — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	22	22	G

Office Equipment and Supplies — N.M.
Xerox Corporation	6.750%	2/1/17	10	10

Oil and Gas — 2.0%
AmeriGas Partners, L.P.	7.250%	5/20/15	10	10
Chesapeake Energy Corporation	6.250%	1/15/18	10	9
ConocoPhillips	4.750%	10/15/12	150	147
El Paso Corporation	7.800%	8/1/31	17	17
El Paso Corporation	7.750%	1/15/32	100	103
El Paso Natural Gas Company	8.375%	6/15/32	62	71
Kerr-McGee Corporation	7.875%	9/15/31	150	181
Plains Exploration & Production Company	7.125%	6/15/14	10	10
Pogo Producing Company	6.875%	10/1/17	11	11
Pride International, Inc.	7.375%	7/15/14	20	21
Suburban Propane Partners LP	6.875%	12/15/13	15	14
Western Oil Sands Inc.	8.375%	5/1/12	27	29	F
XTO Energy, Inc.	7.500%	4/15/12	145	158

				781

Paper and Forest Products — 0.2%
Georgia-Pacific Corp.	7.700%	6/15/15	3	3
Weyerhaeuser Company	6.125%	3/15/07	54	54

				57

Pharmaceuticals — 0.3%
AmerisourceBergen Corporation	5.875%	9/15/15	10	10
Bristol-Myers Squibb Company	5.750%	10/1/11	90	92
Omnicare, Inc.	6.875%	12/15/15	14	13

				115

Publishing — N.M
Sun Media Corporation	7.625%	2/15/13	5	5	F
The Readers Digest Association, Inc.	6.500%	3/1/11	10	10

				15

Real Estate Management and Development — 0.1%
Forest City Enterprises, Inc.	6.500%	2/1/17	6	6
Ventas, Inc.	8.750%	5/1/09	10	11
Ventas, Inc.	6.750%	6/1/10	10	10
Ventas, Inc.	7.125%	6/1/15	10	10

				37

Rental and Lease Services — N.M.
Hertz Corporation	8.875%	1/1/14	10	11	D

Retail — 0.5%
J.C. Penney Company, Inc.	7.400%	4/1/37	10	11
Wal-Mart Stores, Inc.	6.875%	8/10/09	160	167

				178

Special Purpose — 3.2%
Devon Financing Corporation ULC	6.875%	9/30/11	260	277
General Motors Acceptance Corporation	8.000%	11/1/31	200	209
ILFC E-Capital Trust I	5.900%	12/21/65	330	332	B,D
Qwest Capital Funding, Inc.	7.750%	2/15/31	20	19
Resona Preferred Global Securities Limited	7.191%	12/29/49	50	52	B,D,F
Sprint Capital Corporation	6.000%	1/15/07	165	165
Sprint Capital Corporation	7.625%	1/30/11	50	54
Sprint Capital Corporation	8.375%	3/15/12	100	112

				1,220

Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/12	10	9
Cincinnati Bell Inc.	7.000%	2/15/15	10	10

				19

Telecommunications (Cellular/Wireless) — 0.3%
Nextel Communications, Inc.	7.375%	8/1/15	20	21
Qwest Communications International Inc.	8.905%	2/15/09	10	10	E
Rogers Wireless Communications Inc.	6.375%	3/1/14	20	20	F
Telecom Italia Capital S.A.	5.250%	10/1/15	60	56	F
Windstream Corp.	8.625%	8/1/16	5	5	D

				112

Transportation — 0.2%
Horizon Lines, LLC	9.000%	11/1/12	11	12
Kansas City Southern Railway	9.500%	10/1/08	29	30
OMI Corporation	7.625%	12/1/13	10	10	F
Teekay Shipping Corporation	8.875%	7/15/11	22	23	F

				75

Utilities — 0.3%
United Utilities plc	6.450%	4/1/08	130	132	F

Total Corporate Bonds and Notes				10,009

Mortgage-Backed Securities — N.M.
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.794%	12/15/16	1,990	11	D,H1

U.S. Government and Agency Obligations — 8.2%
United States Treasury Bonds	4.500%	2/15/36	60	58
United States Treasury Notes	3.000%	11/15/07	2,170	2,126
United States Treasury Notes	4.500%	2/15/16	940	930

Total U.S. Government and Agency Obligations				3,114

U.S. Government Agency Mortgage-Backed Securities — 23.9%
Fannie Mae	6.500%	7/1/29 to 12/1/34	165	169
Fannie Mae	6.000%	12/1/36	3,400	3,415	I
Fannie Mae	5.500%	12/1/36	800	788	I
Fannie Mae	5.000%	12/1/36	2,800	2,691	I
Freddie Mac	6.500%	8/1/29	130	133
Freddie Mac	5.000%	12/1/36	100	96	I
Government National Mortgage Association	7.000%	8/15/28	11	11
Government National Mortgage Association	6.500%	10/15/31	324	332
Government National Mortgage Association	6.000%	11/15/32	122	124

		Maturity
	Rate	Date	ParA		Value

Government National Mortgage Association	6.500%	12/1/36	300		308	I
Government National Mortgage Association	6.000%	12/1/36	400		405	I
Government National Mortgage Association	5.000%	12/1/36	690		670	I

Total U.S. Government Agency Mortgage-Backed Securities					9,142

Government Obligations — 2.3%
Federative Republic of Brazil	11.000%	8/17/40	105		137	F
Republic of Colombia	11.750%	2/25/20	14		20	F
Republic of Panama	7.125%	1/29/26	54		56	F
Russian Federation	5.000%	3/31/30	470		524	B,F
United Mexican States	7.500%	4/8/33	121		140	F

Total Government Obligations					877

Warrants — N.M.
AT&T Latin America Corporation			18	wts	0

Total United States Dollar					23,153

Total Long-Term Securities (Identified Cost — $37,204)					37,817

Short-Term Securities — 15.8%
Options Purchased — N.M.
U.S. Treasury Note Futures Call, November 2006, Strike Price $102.03			300,000J		2

Repurchase Agreements — 15.8%
Goldman Sachs Group, Inc.
5.3%, dated 9/29/06, to be repurchased at $3,008 on 10/2/06 (Collateral: $3,285 Tennessee Valley Authority bonds, 4.7%, due 7/15/33, value $3,071)			$3,007		3,007

Merrill Lynch Government Securities, Inc.
5.27%, dated 9/29/06, to be repurchased at $3,007 on 10/2/06 (Collateral: $9,150 Resolution Funding principal-only bonds, due 10/15/27 through 1/15/30, value $3,064)			3,006		3,006

Total Repurchase Agreements					6,013

Total Short-Term (Identified Cost — $6,015)					6,015

Total Investments — 114.8% (Identified Cost — $43,219)					$43,832
Other Assets Less Liabilities — (14.8)%					(5,650)

Net Assets — 100.0%					$38,182

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Bundesobligations Futures	December 2006	1	$1
Eurodollar Futures	March 2007	20	10

			$11

Futures Contracts Written
Bundesobligations Futures	December 2006	15	$(2)
U.S. Treasury Bond Futures	December 2006	2	(3)
U.S. Treasury Note Futures	December 2006	1	—	K
U.S. Treasury Note Futures	December 2006	1	—	K
U.S. Treasury Note Futures	December 2006	2	—	K

			$(5)

Options Written
Fannie Mae Futures Call, Strike Price $100.3984	November 2006	700,000	—	K

A	Securities are grouped by the currencies in which they were issued, and the par values are also in the issuance currency. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

B	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

C	Inflation-Protected Security — A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

D	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule ex- cept to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.5% of net assets.

E	Indexed Security — The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, or ten-year Japanese Government Bond Rate. The coupon rate is the rate as of September 30, 2006.

F	Yankee Bond — A dollar denominated bond issued in the U.S. by foreign entities.

G	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.

H	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	When-issued Security — A security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

J	Par represents actual number of contracts.

K	Amounts less than $1.

N.M. — Not meaningful.

At September 30, 2006, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)
11/07/06	AUD	900	EUR	534	$(3)
11/07/06	AUD	3,366	USD	2,532	(22)
11/07/06	CAD	1,094	USD	963	17
11/07/06	DKK	1,500	USD	255	—
11/07/06	EUR	412	PLN	1,600	6
11/07/06	EUR	15,517	USD	19,743	(11)
11/07/06	GBP	77	USD	142	2
11/07/06	JPY	93,852	CAD	47,376	(4)
11/07/06	JPY	845,543	USD	7,347	(147)
11/07/06	SEK	14,707	USD	2,023	(9)
11/07/06	USD	2,402	AUD	3,185	27
11/07/06	USD	881	CAD	1,002	(16)
11/07/06	USD	1,109	DKK	6,509	—
11/07/06	USD	21,423	EUR	16,825	28
11/07/06	USD	3,097	GBP	1,670	(30)
11/07/06	USD	4,711	JPY	542,109	94
11/07/06	USD	326	NOK	2,036	13
11/07/06	USD	836	PLN	2,575	12
11/07/06	USD	1,903	SEK	13,817	10
11/14/06	KRW	268,000	USD	280	3

					$(30)

AUD — Australian Dollar	EUR — Euro Dollar	KRW — South Korean Won	SEK — Swedish Krona
CAD — Canadian Dollar	GBP — British Pound Sterling	NOK — Norwegian Krone
DKK — Danish Krone	JPY — Japanese Yen	PLN — Polish Zloty

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
International Equity Trust

	Shares/Par	Value

Common Stocks and Equity Interests — 98.2%
Australia — 1.8%
BHP Billiton Limited	144	$2,762
Downer EDI Limited	126	563
Foster’s Group Limited	262	1,257
Leighton Holdings Limited	90	1,302
QBE Insurance Group Limited	272	4,967

		10,851

Austria — 0.7%
Boehler-Uddeholm AG	24	1,373
OMV AG	21	1,089
voestalpine AG	48	2,000

		4,462

Belgium — 0.9%
Delhaize Group	28	2,387
Dexia	122	3,155

		5,542

Brazil — 0.4%
Companhia Vale do Rio Doce (CVRD) - ADR	47	878
Petroleo Brasileiro S.A. - ADR	17	1,302

		2,180

Canada — 4.0%
Bank of Nova Scotia	34	1,461
Canadian Imperial Bank of Commerce	41	3,068
Canadian Pacific Railway Limited	56	2,784
CGI Group Inc.	99	649	A
EnCana Corp	29	1,349
Husky Energy Inc.	21	1,320
Magna International Inc.	20	1,416
Nexen Inc.	24	1,262
Royal Bank of Canada	52	2,283
Shaw Communications, Inc.	32	967	A
Teck Cominco Limited	32	1,993	A
Telus Corporation	15	861
The Toronto-Dominion Bank	31	1,813
TransAlta Corporation	92	1,944
Yellow Pages Income Fund - unit	57	724

		23,894

Denmark — 0.8%
Carlsberg A.S. - Class B	15	1,237
Danske Bank A.S.	37	1,440
Topdanmark A.S.	17	2,363	A

		5,040

	Shares/Par	Value

Finland — 1.2%
Nokia Oyj	74	1,465
Outokumpu Oyj	171	4,373
Wartsila Corporation	36	1,445

		7,283

France — 9.1%
Assurances Generales de France (AGF)	35	4,435
BNP Paribas S.A.	83	8,951
Bouygues S.A.	35	1,857
Cap Gemini S.A.	47	2,500
Compagnie de Saint-Gobain	72	5,222
Credit Agricole S.A.	31	1,349
Nexans S.A.	12	1,018
Pinault-Printemps-Redoute S.A.	16	2,373
Renault S.A.	34	3,914
Rhodia S.A.	860	1,921
Societe Generale	31	4,960
Suez S.A.	85	3,745
Total S.A.	92	6,028
Vallourec S.A.	25	5,833

		54,106

Germany — 5.6%
Bayerische Motoren Werke (BMW) AG	87	4,669
Celesio (Gehe) AG	34	1,788	A
Continental AG	20	2,373
DaimlerChrysler AG	55	2,733
Deutsche Postbank AG	20	1,519
E.ON AG	12	1,405
Fresenius AG - preferred shares	10	1,786
Heidelberger Druckmaschinen AG	52	2,128
Lanxess	68	2,933	A
Metro AG	51	2,982
RWE AG	33	3,028
Salzgitter AG	20	1,852
Siemens AG	47	4,142

		33,338

Greece — 0.4%
Alpha Bank A.E.	42	1,128
Titan Cement Company	21	982

		2,110

Hong Kong — 1.9%
China Overseas Land & Investment Limited	2,589	1,997
Esprit Holdings Limited	167	1,510
Hutchison Telecommunications International Limited	786	1,380	A
Kerry Properties Limited	308	1,119
Li & Fung Limited	971	2,398
PetroChina Company Limited	852	915
Sino Land Company Limited	1,004	1,781

		11,100

Ireland — 0.3%
Irish Life & Permanent plc	59	1,489

	Shares/Par	Value

Italy — 5.7%
Banca Intesa S.p.A.	433	2,851
Banche Popolari Unite Scpa	166	4,481
Capitalia S.p.A.	380	3,145
Compagnia Assicuratrice Unipol S.p.A.	351	1,176
ENI S.p.A.	261	7,729
Fiat S.p.A.	120	1,917
Saipem S.p.A.	104	2,251
Seat Pagine Gialle S.p.A.	5,843	2,924
UniCredito Italiano S.p.A	944	7,841

		34,315

Japan — 21.6%
CANON SALES CO., INC.	70	1,677
CANON, INC.	140	7,294
DAIDO STEEL CO., LTD.	267	1,951
DOWA HOLDINGS, CO., LTD.	146	62
DOWA MINING CO., LTD. - warrants	146	1,260	B
Elpida Memory, Inc.	84	3,826	A
EXEDY Corporation	21	561
FUJI ELECTRIC HOLDINGS CO., LTD.	453	2,336
Fuji Heavy Industries Ltd.	198	1,127
HASEKO Corporation	359	1,237	A
Hitachi Construction Machinery Co., Ltd.	104	2,316
Hokkaido Electric Power Company	131	3,178
HONDA MOTOR CO., LTD.	209	7,019
Ishikawajima-Harima Heavy Industries Co., Ltd.	349	1,067
ITOCHU Corporation	584	4,524
KDDI CORPORATION	0.2	1,383
Kobe Steel, Ltd.	317	996
KOITO MANUFACTURING CO., LTD.	67	864
KOMATSU LTD.	116	2,011
KONICA MINOLTA HOLDINGS, INC.	162	2,163
KOYO SEIKO CO., LTD.	51	989
LAWSON, INC.	48	1,676
LEOPALACE21 CORPORATION	76	2,781
Marubeni Corporation	900	4,481
Matsushita Electric Industrial Co., Ltd.	201	4,255
Mazda Motor Corporation	285	1,728
Mitsubishi Corporation	124	2,325
Mitsubishi Electric Corporation	486	4,096
Mitsubishi Tokyo Financial Group, Inc.	0.4	5,199
MITSUI & CO., LTD.	391	4,970
Mitsui Mining & Smelting Company, Limited	250	1,289
Mizuho Financial Group, Inc.	1	7,810
Nissin Food Products Co., Ltd.	32	1,022
NTN CORPORATION	81	641
RICOH COMPANY, LTD.	161	3,194
Seiko Epson Corporation	53	1,448
Sekisui Chemical Co., Ltd.	245	2,066
Seven & I Holdings Co., Ltd.	120	3,864
Showa Denko K.K.	274	1,181
SUMITOMO CORPORATION	1	6

	Shares/Par	Value

Sumitomo Electric Industries, Ltd.	36	487
Sumitomo Mitsui Financial Group, Inc.	0.1	1,459
Takeda Pharmaceutical Company Ltd.	39	2,434
The Bank of Yokohama, Ltd.	152	1,197
Tohoku Electric Power Company, Incorporated	98	2,134
TOKYU LAND CORPORATION	163	1,546
TOYODA GOSEI CO., LTD.	36	801
Toyota Motor Corporation	180	9,805
TOYOTA TSUSHO CORPORATION	45	1,185
Ube Industries, Ltd.	278	788
Yamaha Motor Co., Ltd.	66	1,749
YASKAWA Electric Corporation	341	3,349

		128,807

Mexico — 0.2%
Cemex S.A. de C.V. - ADR	35	1,052

Netherlands — 4.2%
Aalberts Industries N.V.	9	682
ABN AMRO Holding N.V.	28	817
Hagemeyer N.V.	508	2,474
Heineken N.V.	36	1,643
ING Groep N.V.	62	2,729
Koninklijke Ahold NV	355	3,776	A
Koninklijke BAM Groep N.V.	104	1,840
Mittal Steel Company N.V.	65	2,271
Nutreco Holding N.V.	42	2,566
Royal Dutch Shell plc - A shares	103	3,383
Wolters Kluwer N.V.	116	3,022

		25,203

Norway — 1.5%
Aker Kvaerner ASA	4	347
DNB NOR ASA	250	3,062	A
Pan Fish ASA	1,740	1,372	A
Petroleum Geo-Services ASA	28	1,370	A
Statoil ASA	38	899
Telenor ASA	142	1,848

		8,898

Portugal — 1.0%
Banco Espirito Santo, S.A. (BES)	87	1,332
EDP - Energis de Portugal, S.A.	1,094	4,745

		6,077

Russia — 0.3%
Gazprom - ADR	45	1,927

Singapore — 1.5%
Biosensors International Group Ltd.	1,683	944	A
Capitaland Limited	763	2,429
CapitaMall Trust	931	1,490
China Flexible Packaging Holdings Limited	1,560	413
Fraser and Neave Limited	331	864
Keppel Corporation Limited	145	1,353

	Shares/Par	Value

Suntec Real Estate Investment Trust - REIT	1,727	1,611

		9,104

South Africa — 0.4%
Impala Platinum Holdings Limited	16	2,684

South Korea — 1.0%
GS Engineering & Construction Corp.	42	2,964
Samsung Corporation	90	2,853

		5,817

Spain — 3.1%
ACS, Actividades de Contruccion y Servicios, S.A.	20	949
Banco Santander Central Hispano S.A.	186	2,946
Corporacion Mapfre S.A.	85	1,777
Red Electrica de Espana	115	4,470
Telefonica, S.A.	485	8,420

		18,562

Sweden — 2.0%
Boliden AB	144	2,726
Swedbank AB	153	4,557	A
Skandinaviska Enskilda Banken AB (SEB)	117	3,150
TeliaSonera AB	261	1,675

		12,108

Switzerland — 5.5%
Baloise Holdings Ltd.	15	1,464
Converium Holding AG	133	1,615
Holcim Ltd.	45	3,701
Julius Baer Holing Ltd.	21	2,138
Nestle S.A.	21	7,171
Novartis AG	66	3,835
Roche Holdings AG	21	3,546
Swiss Life Holding	6	1,463
Swiss Re	51	3,889
UBS AG	23	1,350
Zurich Financial Services AG	11	2,765

		32,937

Taiwan — N.M.%
Siliconware Precision Industries Company - ADR	13	78

United Kingdom — 23.1%
Anglo American plc	114	4,773
AstraZeneca Group plc	60	3,735
Aviva plc	151	2,206
Barclays plc	159	2,003
Barratt Developments plc	96	1,915
Bellway plc	35	834
BG Group plc	454	5,520
BHP Billiton plc	70	1,209
BP Amoco plc	1,208	13,164
Brit Insurance Holdings plc	308	1,743
British Airways plc	374	2,985	A
British American Tobacco plc	138	3,719
British Energy Group plc	149	1,619	A

	Shares/Par	Value

British Land Company plc	36	914
BT Group plc	623	3,125
Charter plc	128	2,036	A
DSG International PLC	828	3,393	A
Drax Group plc	258	4,024
GKN plc	568	3,052
GlaxoSmithKline plc	236	6,273
HBOS plc	388	7,677
HSBC Holdings plc	542	9,889
Imperial Chemical Industries plc	369	2,740
Imperial Tobacco Group plc	142	4,724
International Power plc	225	1,315
Land Securities Group plc	49	1,794
Lloyds TSB Group plc	684	6,909
Northern Rock plc	125	2,742
Northumbrian Water Group plc	378	1,967
Persimmon plc	165	4,136
Premier Foods plc	187	931
Prudential plc	136	1,683
Rio Tinto plc	49	2,334
Royal Bank of Scotland Group plc	191	6,564
Royal Dutch Shell plc - B shares	114	3,880
Scottish & Newcastle plc	299	3,188
Tesco plc	539	3,634
Vedanta Resources plc	105	2,281
Vodafone Group plc	436	998

		137,628

Total Common Stocks and Equity Interests (Identified Cost — $527,575)		586,592

Repurchase Agreements — 1.6%

Bank of America
5.32%, dated 9/29/06, to be repurchased at $4,707 on 10/2/06 (Collateral: $4,565 Freddie Mac notes, 5.5%, due 7/18/16, value $4,806)	$4,705	4,705

Goldman Sachs Group, Inc.
5.29%, dated 9/29/06, to be repurchased at $4,707 on 10/2/06 (Collateral: $4,845 Fannie Mae mortgage-backed securities, 5.5%, due 4/1/36, value $4,820)	4,704	4,704

		9,409

Total Repurchase Agreements (Identified Cost — $9,409)		9,409

Total Investments — 99.8% (Identified Cost — $536,984)		596,001
Other Assets Less Liabilities — 0.2%		1,187

Net Assets — 100.0%		$597,188

A	Non-income producing.

B Illiquid security valued at fair value under policies approved by the Board of Directors. ADR — American Depository Receipt N.M. — Not meaningful.

At September 30, 2006, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)

10/02/06	EUR	2,492	USD	3,166	$(4)
10/02/06	USD	650	JPY	76,306	4
10/03/06	GBP	614	USD	1,153	(3)
10/04/06	GBP	837	USD	1,567	1
10/04/06	JPY	171,735	USD	1,455	(1)
10/04/06	USD	2,981	EUR	2,351	(2)

					$(5)

EUR — Euro Dollar                        USD — United States Dollar
GBP — British Pound Sterling
JPY — Japanese Yen

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (‘‘NASDAQ’’), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund could expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
Options and Futures
     As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
Forward Currency Exchange Contracts
     As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
     Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.
Other information regarding the Funds is available in the Funds most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Global Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Global Trust, Inc.

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Global Trust, Inc.

Date:	November 21, 2006

By:	/s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc.

Date:	November 20, 2006